SUBSEQUENT EVENT (UNAUDITED) (Details) - USD ($) $ in Thousands		9 Months Ended
	Apr. 12, 2021	Oct. 02, 2021	Sep. 26, 2020
Subsequent Event [Line Items]
Cash fees paid		$ 104,600	$ 1,400
2021 Omnibus Incentive Plan | Subsequent Event
Subsequent Event [Line Items]
Maximum aggregate number of shares reserved for issuance	13,170,212
2021 Omnibus Incentive Plan | Subsequent Event | Non-employee director
Subsequent Event [Line Items]
Cash fees paid	$ 750